Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in property, plant and equipment
Opening amount	£ 242,661,000	£ 247,059,000
Additions	22,497,000	7,887,000
Depreciation charge	(11,876,000)	(12,285,000)	£ (12,987,000)
Closing amount	253,282,000	242,661,000	247,059,000
Net book amount of property, plant and equipment pledged as security	214,705,000	209,442,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	396,333,000	390,824,000
Closing amount	409,992,000	396,333,000	390,824,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(153,672,000)	(143,765,000)
Closing amount	(156,710,000)	(153,672,000)	(143,765,000)
Property
Reconciliation of changes in property, plant and equipment
Opening amount	218,116,000	219,120,000
Additions	6,046,000	2,390,000
Depreciation charge	(3,426,000)	(3,394,000)
Closing amount	220,736,000	218,116,000	219,120,000
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	281,377,000	278,987,000
Closing amount	287,413,000	281,377,000	278,987,000
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(63,261,000)	(59,867,000)
Closing amount	(66,677,000)	(63,261,000)	(59,867,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	5,269,000	5,345,000
Additions	8,921,000	2,706,000
Transfers		231,000
Depreciation charge	(2,578,000)	(3,013,000)
Closing amount	11,612,000	5,269,000	5,345,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	39,562,000	38,309,000
Closing amount	46,706,000	39,562,000	38,309,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(34,293,000)	(32,964,000)
Closing amount	(35,094,000)	(34,293,000)	(32,964,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	19,276,000	22,594,000
Additions	7,530,000	2,791,000
Transfers		(231,000)
Depreciation charge	(5,872,000)	(5,878,000)
Closing amount	20,934,000	19,276,000	22,594,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	75,394,000	73,528,000
Closing amount	75,873,000	75,394,000	73,528,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(56,118,000)	(50,934,000)
Closing amount	£ (54,939,000)	£ (56,118,000)	£ (50,934,000)